CONSOLIDATED STATEMENTS OF CASH FLOWS - FREYR AS € in Thousands, shares in Thousands, kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Cash flows from operating activities
Net loss	$ (11,887,000)	$ (895,000)	$ (9,605,000)	$ (1,201,000)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation Expense	10,000	3,000	15,000	1,000
Warrant liability fair value adjustment	0	66,000	1,670,000	(1,146,000)
Redeemable preferred shares fair value adjustment	(6,000)	0	70,000
Convertible notes fair value adjustment	0	(24,000)	201,000
Share-based compensation expense	4,161,000	0	535,000	192,000
Foreign currency transaction gain on redeemable preferred shares	(33,000)	0	(807,000)
Gain on settlement of warrant liability			(466,000)
Other	0	11,000	82,000	10,000
Changes in assets and liabilities:
Prepaid assets	(1,545,000)	(158,000)	(408,000)	(15,000)
VAT receivable	253,000	140,000	(231,000)	(183,000)
Accounts payable and accrued liabilities	1,128,000	299,000	1,347,000	1,151,000
Accounts payable and accrued liabilities - related party	159,000	76,000	226,000	20,000
Deferred income	1,374,000	0		(30,000)
Other long term-liabilities			35,000
Net cash used in operating activities	(6,392,000)	(482,000)	(7,336,000)	(1,201,000)
Cash flows from investing activities
Purchases of property and equipment	(42,000)	(25,000)	(71,000)	(20,000)
Net cash used in investing activities	(54,000)	(25,000)	(71,000)	(20,000)
Cash flows from financing activities
Capital contributions - ordinary shares			12,351,000
Issuance costs			(799,000)
Proceeds from issuance of warrant liability				1,229,000
Proceeds from issuance of convertible debt	0	660,000	1,104,000
Proceeds from issuance of convertible debt - related party	0	423,000	427,000
Proceeds from issuance of redeemable preferred shares	7,500,000	0	7,500,000
Payments related to convertible debt			(125,000)
Net cash provided by financing activities	7,500,000	1,083,000	20,458,000	1,229,000
Effect of changes in foreign exchange rates on cash, cash equivalents, and restricted cash	49,000	(101,000)	1,637,000	(2,000)
Net increase in cash, cash equivalents, and restricted cash	1,103,000	475,000	14,688,000	6,000
Cash, cash equivalents, and restricted cash at beginning of period	14,945,000	257,000	257,000	251,000
Cash, cash equivalents, and restricted cash at end of period	16,048,000	732,000	14,945,000	257,000
Supplemental disclosures of cash flow information
Cash paid for interest	0	0	$ 14,000
Cash paid for income taxes	0	0
Significant non-cash investing and financing activities
Conversion of convertible debt to ordinary shares | shares			1,704
Equity settlement of warrant liability through issuance of ordinary shares			$ 1,057,000
Non-cash settlement of warrant liability through assumption of accrued liability			360,000
Reconciliation to consolidated balance sheets
Cash and cash equivalents	15,768,000	682,000	14,749,000	179,000
Restricted cash	280,000	50,000	196,000	78,000
Cash, cash equivalents, and restricted cash	$ 16,048,000	$ 732,000	$ 14,945,000	$ 257,000